Document and Entity Information	Aug. 28, 2018
Risk/Return:
Document Type	497
Document Period End Date	Jun. 28, 2019
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Amendment Flag	false
Document Creation Date	Jun. 28, 2019
Document Effective Date	Jun. 28, 2019
Prospectus Date	Aug. 28, 2018
MainStay MacKay Short Term Municipal Fund (Prospectus Summary) | MainStay MacKay Short Term Municipal Fund | Investor Class
Risk/Return:
Trading Symbol	MYTBX
MainStay MacKay Short Term Municipal Fund (Prospectus Summary) | MainStay MacKay Short Term Municipal Fund | Class A
Risk/Return:
Trading Symbol	MSTAX
MainStay MacKay Short Term Municipal Fund (Prospectus Summary) | MainStay MacKay Short Term Municipal Fund | Class I
Risk/Return:
Trading Symbol	MSTIX
MainStay MacKay Short Term Municipal Fund (Prospectus Summary) | MainStay MacKay Short Term Municipal Fund | Class R6
Risk/Return:
Trading Symbol	MSTEX